Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 29, 2024	Jun. 24, 2023	Jun. 25, 2022	Jun. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes information regarding the compensation for our principal executive officer (“
PEO
”) and other NEOs, excluding the CEO (the “
Non-PEO
NEOs
”), including CAP, as well as certain financial performance metrics during Fiscal 2024, 2023, 2022 and 2021.

					Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (2)(5)	Average Compensation Actually Paid to Non-PEO NEOs (4)(6)	Total Shareholder Return (7)	Peer Group Total Shareholder Return (8)	Net Income (in millions)	Non-GAAP Earnings Per Share (9)
2024	$23,774,730	$22,826,141	$6,000,519	$2,053,539	$156.77	$144.08	$125.60	$2.25
2023	$19,577,634	($23,368,222)	$4,994,076	($225,753)	$144.26	$132.90	$73.60	$8.12
2022	$14,160,936	$11,696,441	$4,057,648	$4,497,491	$228.90	$124.24	$257.50	$13.54
2021	$11,704,655	$81,784,131	$3,595,333	$12,090,422	$262.32	$164.25	$79.60	$8.26

(1)	Mr. Hurlston served as our PEO in each of Fiscal 2024, 2023, 2022, and 2021.

(2)	The amounts in these columns correspond with total compensation for our NEOs as reported in our Summary Compensation Table above for the covered fiscal years.

(3)
The amounts in this column represent CAP, calculated in accordance with Item 402(v) of Regulation
S-K
during the listed fiscal years, as set forth below. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. As noted above, CAP does not represent how the Company or Compensation Committee values compensation paid to or received by our PEO.

Reconciliation of Summary Compensation Table Total Compensation for CEO to Compensation Actually Paid

			Equity Award Adjustments (a)
		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):
Fiscal Year	Summary Compensation Table Total for PEO (1)(2)	Value of Equity Awards Reported in Summary Compensation Table (b)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End (c)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards (c)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year (d)	Total Equity Award Adjustments (a)	Compensation Actually Paid to PEO (a)
2024	$23,774,730	($22,759,707)	$16,613,449	($281,303)	$5,478,972	$21,811,118	$22,826,141
2023	$19,577,634	($18,339,934)	$5,599,669	($15,234,211)	($14,971,380)	($24,605,922)	($23,368,222)
2022	$14,160,936	($11,997,489)	$11,393,086	$3,223,623	($5,083,715)	$9,532,994	$11,696,441
2021	$11,704,655	($9,723,998)	$19,304,691	$59,159,479	$1,339,304	$79,803,474	$81,784,131

(a)
Amounts reported as Equity Award Adjustments and CAP for Fiscal Years 2023, 2022 and 2021 reflect revisions from the figures published in our proxy statement for the 2023 annual meeting to correct inadvertent calculation errors.

(b)
The amounts in this column correspond with the full grant date fair value, calculated in accordance with ASC Topic 718, of “Stock Awards” as reported in our Summary Compensation Table above for the covered fiscal years.

(c)
The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. Accordingly, the values presented for the corresponding fiscal periods as Total Equity Award Adjustments and Compensation Actually Paid to PEO reflect these changes. For PSU awards, the amounts in these columns were determined by reference to the closing price of our common stock on the applicable fiscal year end date. For MSU awards where the performance period was not yet complete as of the applicable fiscal year end date, the amounts in these columns were determined by reference to the average fair values of the awards, as calculated for each year by a Monte Carlo simulation model as of the applicable fiscal year end date.

(d)
The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. Accordingly, the values presented for the corresponding fiscal periods as Total Equity Award Adjustments and Compensation Actually Paid to PEO reflect these changes. For MSU awards where the performance period was complete during the applicable fiscal year, the amounts in this column were determined by reference to the grant date fair value of the awards, as calculated by a Monte Carlo simulation model as of the applicable fiscal year end date relative to the closing price of our common stock on the applicable vesting dates.

(4)
Amounts reported as CAP for Fiscal Years 2023, 2022 and 2021 reflect revisions from the figures published in our proxy statement for the 2023 annual meeting to correct inadvertent calculation errors. For Fiscal Years 2023, 2022 and 2021, CAP was previously reported for our PEO as ($65,368,395), ($56,484,103) and $140,626,141, respectively, and previously reported for our
Non-PEO
NEOs as ($2,111,995), $2,094,078 and $16,493,865, respectively.

(5)	The individuals comprising the Non-PEO NEOs for each covered fiscal year are listed below:

2021	2022	2023	2024
Dean Butler	Dean Butler	Dean Butler	Dean Butler
Saleel Awsare	Saleel Awsare	Saleel Awsare	Lisa Bodensteiner
John McFarland	John McFarland	John McFarland	Satish Ganesan
Philip Kumin	Craig Stein	Craig Stein	Vikram Gupta
Saleel Awsare

(6)
The amounts in this column represent the average CAP of our
Non-PEO
NEOs, calculated in accordance with Item 402(v) of Regulation
S-K
during the listed fiscal years, as set forth below. The values presented for the fiscal periods prior to Fiscal 2024 have been corrected from the prior year presentation. As noted above, CAP does not represent how the Company or Compensation Committee values compensation paid to or received by our NEOs.

Reconciliation of Summary Compensation Table Total Compensation for Non-PEO NEOs to Compensation Actually Paid

			Equity Award Adjustments (a)
		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Add:	Deduct:
Fiscal Year	Summary Compensation Table Total for Non-PEO NEOs 1)(2)	Value of Equity Awards Reported in Summary Compensation Table (b)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End (c)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards (c)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year (d)	Fair Value of Awards Granted and Vested during the fiscal year	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year	Total Equity Award Adjustments (a)	Compensation Actually Paid to Non-PEO NEOs (a)
2024	$6,000,519	($5,584,995)	$2,161,152	($12,785)	($115,537)	$139,694	($534,509)	$1,638,015	$2,053,539
2023	$4,994,076	($4,393,527)	$1,341,489	($1,418,204)	($749,587)	$0	$0	($826,302)	($225,753)
2022	$4,057,648	($3,175,582)	$3,015,602	$82,646	$517,177	$0	$0	$3,615,425	$4,497,491
2021	$3,595,333	($2,098,558)	$4,166,212	$5,653,830	$773,605	$0	$0	$10,593,647	$12,090,422

(a)
Amounts reported as Equity Award Adjustments and CAP for Fiscal Years 2023, 2022 and 2021 reflect revisions from the figures published in our proxy statement for the 2023 annual meeting to correct inadvertent calculation errors.

(b)
The amounts in this column correspond with the full grant date fair value, calculated in accordance with ASC Topic 718, of “Stock Awards” as reported in our Summary Compensation Table above for the covered fiscal years.

(c)
The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. Accordingly, the values presented for the corresponding fiscal periods as Total Equity Award Adjustments and Compensation Actually Paid to
Non-PEO
NEOs reflect these changes. For PSU awards, the amounts in these columns were determined by reference to the closing price of our common stock on the applicable fiscal year end date. For MSU awards where the performance period was not yet complete as of the applicable fiscal year end date, the amounts in these columns were determined by reference to the average fair values of the awards, as calculated for each year by a Monte Carlo simulation model as of the applicable fiscal year end date.

(d)
The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. Accordingly, the values presented for the corresponding fiscal periods as Total Equity Award Adjustments and Compensation Actually Paid to
Non-PEO
NEOs reflect these changes. For MSU awards where the performance period was complete during the applicable fiscal year, the amounts in this column were determined by reference to the grant date fair value of the awards, as calculated by a Monte Carlo simulation model as of the applicable fiscal year end date relative to the closing price of our common stock on the applicable vesting dates.

(7)
TSR for each of Fiscal 2024, 2023, 2022 and 2021 is cumulative, reflecting the value of a fixed $100 investment beginning with the market close on June 26, 2020, the last trading day before the first day of Fiscal 2021, through and including the end of the respective covered fiscal years.

(8)
The Russell 2000 Index is the industry peer group we use for purposes of Item 201(e) of Regulation
S-K.
The separate peer group referenced by the Compensation Committee for purposes of determining executive compensation is discussed above in the CD&A.

(9)
Our Company-Selected Measure, as required by Item 402(v) of Regulation
S-K,
is
Non-GAAP
EPS, which, in our assessment, represents the most important financial performance measure linking Fiscal 2024 NEO CAP to company performance. See Appendix A for a definition of
Non-GAAP
EPS and a reconciliation of
Non-GAAP
EPS to GAAP EPS.

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote
(5)	The individuals comprising the Non-PEO NEOs for each covered fiscal year are listed below:

2021	2022	2023	2024
Dean Butler	Dean Butler	Dean Butler	Dean Butler
Saleel Awsare	Saleel Awsare	Saleel Awsare	Lisa Bodensteiner
John McFarland	John McFarland	John McFarland	Satish Ganesan
Philip Kumin	Craig Stein	Craig Stein	Vikram Gupta
Saleel Awsare

Peer Group Issuers, Footnote	The Russell 2000 Index is the industry peer group we use for purposes of Item 201(e) of Regulation
S-K.
	The separate peer group referenced by the Compensation Committee for purposes of determining executive compensation is discussed above in the CD&A.
PEO Total Compensation Amount	$ 23,774,730	$ 19,577,634	$ 14,160,936	$ 11,704,655
PEO Actually Paid Compensation Amount	$ 22,826,141	(23,368,222)	11,696,441	81,784,131
Adjustment To PEO Compensation, Footnote
(3)
The amounts in this column represent CAP, calculated in accordance with Item 402(v) of Regulation
S-K
during the listed fiscal years, as set forth below. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. As noted above, CAP does not represent how the Company or Compensation Committee values compensation paid to or received by our PEO.

Reconciliation of Summary Compensation Table Total Compensation for CEO to Compensation Actually Paid

			Equity Award Adjustments (a)
		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):
Fiscal Year	Summary Compensation Table Total for PEO (1)(2)	Value of Equity Awards Reported in Summary Compensation Table (b)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End (c)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards (c)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year (d)	Total Equity Award Adjustments (a)	Compensation Actually Paid to PEO (a)
2024	$23,774,730	($22,759,707)	$16,613,449	($281,303)	$5,478,972	$21,811,118	$22,826,141
2023	$19,577,634	($18,339,934)	$5,599,669	($15,234,211)	($14,971,380)	($24,605,922)	($23,368,222)
2022	$14,160,936	($11,997,489)	$11,393,086	$3,223,623	($5,083,715)	$9,532,994	$11,696,441
2021	$11,704,655	($9,723,998)	$19,304,691	$59,159,479	$1,339,304	$79,803,474	$81,784,131

(a)
Amounts reported as Equity Award Adjustments and CAP for Fiscal Years 2023, 2022 and 2021 reflect revisions from the figures published in our proxy statement for the 2023 annual meeting to correct inadvertent calculation errors.

(b)
The amounts in this column correspond with the full grant date fair value, calculated in accordance with ASC Topic 718, of “Stock Awards” as reported in our Summary Compensation Table above for the covered fiscal years.

(c)
The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. Accordingly, the values presented for the corresponding fiscal periods as Total Equity Award Adjustments and Compensation Actually Paid to PEO reflect these changes. For PSU awards, the amounts in these columns were determined by reference to the closing price of our common stock on the applicable fiscal year end date. For MSU awards where the performance period was not yet complete as of the applicable fiscal year end date, the amounts in these columns were determined by reference to the average fair values of the awards, as calculated for each year by a Monte Carlo simulation model as of the applicable fiscal year end date.

(d)
The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. Accordingly, the values presented for the corresponding fiscal periods as Total Equity Award Adjustments and Compensation Actually Paid to PEO reflect these changes. For MSU awards where the performance period was complete during the applicable fiscal year, the amounts in this column were determined by reference to the grant date fair value of the awards, as calculated by a Monte Carlo simulation model as of the applicable fiscal year end date relative to the closing price of our common stock on the applicable vesting dates.

Non-PEO NEO Average Total Compensation Amount	$ 6,000,519	4,994,076	4,057,648	3,595,333
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,053,539	(225,753)	4,497,491	12,090,422
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The amounts in this column represent the average CAP of our
Non-PEO
NEOs, calculated in accordance with Item 402(v) of Regulation
S-K
during the listed fiscal years, as set forth below. The values presented for the fiscal periods prior to Fiscal 2024 have been corrected from the prior year presentation. As noted above, CAP does not represent how the Company or Compensation Committee values compensation paid to or received by our NEOs.

Reconciliation of Summary Compensation Table Total Compensation for Non-PEO NEOs to Compensation Actually Paid

			Equity Award Adjustments (a)
		Deduct:	Add:	Add/(Deduct):	Add/(Deduct):	Add:	Deduct:
Fiscal Year	Summary Compensation Table Total for Non-PEO NEOs 1)(2)	Value of Equity Awards Reported in Summary Compensation Table (b)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End (c)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards (c)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year (d)	Fair Value of Awards Granted and Vested during the fiscal year	Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year	Total Equity Award Adjustments (a)	Compensation Actually Paid to Non-PEO NEOs (a)
2024	$6,000,519	($5,584,995)	$2,161,152	($12,785)	($115,537)	$139,694	($534,509)	$1,638,015	$2,053,539
2023	$4,994,076	($4,393,527)	$1,341,489	($1,418,204)	($749,587)	$0	$0	($826,302)	($225,753)
2022	$4,057,648	($3,175,582)	$3,015,602	$82,646	$517,177	$0	$0	$3,615,425	$4,497,491
2021	$3,595,333	($2,098,558)	$4,166,212	$5,653,830	$773,605	$0	$0	$10,593,647	$12,090,422

(a)
Amounts reported as Equity Award Adjustments and CAP for Fiscal Years 2023, 2022 and 2021 reflect revisions from the figures published in our proxy statement for the 2023 annual meeting to correct inadvertent calculation errors.

(b)
The amounts in this column correspond with the full grant date fair value, calculated in accordance with ASC Topic 718, of “Stock Awards” as reported in our Summary Compensation Table above for the covered fiscal years.

(c)
The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. Accordingly, the values presented for the corresponding fiscal periods as Total Equity Award Adjustments and Compensation Actually Paid to
Non-PEO
NEOs reflect these changes. For PSU awards, the amounts in these columns were determined by reference to the closing price of our common stock on the applicable fiscal year end date. For MSU awards where the performance period was not yet complete as of the applicable fiscal year end date, the amounts in these columns were determined by reference to the average fair values of the awards, as calculated for each year by a Monte Carlo simulation model as of the applicable fiscal year end date.

(d)
The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The values presented for the periods prior to Fiscal 2024 have been corrected from the prior year presentation. Accordingly, the values presented for the corresponding fiscal periods as Total Equity Award Adjustments and Compensation Actually Paid to
Non-PEO
NEOs reflect these changes. For MSU awards where the performance period was complete during the applicable fiscal year, the amounts in this column were determined by reference to the grant date fair value of the awards, as calculated by a Monte Carlo simulation model as of the applicable fiscal year end date relative to the closing price of our common stock on the applicable vesting dates.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Non-GAAP EPS
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR
Tabular List, Table
Required Tabular Disclosure of Most Important Financial Performance Measures
The following table is an unranked list of the most important financial performance measures linking Fiscal 2024 NEO CAP to Company performance:

Revenue
Non-GAAP Operating Profit
Non-GAAP EPS
Non-GAAP Gross Margin Percentage
Relative TSR compared to the peer companies in the Russell 2000 Index

Total Shareholder Return Amount	$ 156.77	144.26	228.9	262.32
Peer Group Total Shareholder Return Amount	144.08	132.9	124.24	164.25
Net Income (Loss)	$ 125,600,000	$ 73,600,000	$ 257,500,000	$ 79,600,000
Company Selected Measure Amount	2.25	8.12	13.54	8.26
PEO Name	Mr. Hurlston
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description	Our Company-Selected Measure, as required by Item 402(v) of Regulation
S-K,
is
Non-GAAP
EPS, which, in our assessment, represents the most important financial performance measure linking Fiscal 2024 NEO CAP to company performance. See Appendix A for a definition of
Non-GAAP
EPS and a reconciliation of
Non-GAAP
	EPS to GAAP EPS.
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin Percentage
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR compared to the peer companies in the Russell 2000 Index
Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,811,118	$ (24,605,922)	$ 9,532,994	$ 79,803,474
PEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,759,707)	(18,339,934)	(11,997,489)	(9,723,998)
PEO | Year End Fair Value of Awards Granted During the Year which were Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,613,449	5,599,669	11,393,086	19,304,691
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,303)	(15,234,211)	3,223,623	59,159,479
PEO | Change in Fair Value of Awards Granted in Prior Years which Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,478,972	(14,971,380)	(5,083,715)	1,339,304
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,638,015	(826,302)	3,615,425	10,593,647
Non-PEO NEO | Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,584,995)	(4,393,527)	(3,175,582)	(2,098,558)
Non-PEO NEO | Year End Fair Value of Awards Granted During the Year which were Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,161,152	1,341,489	3,015,602	4,166,212
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,785)	(1,418,204)	82,646	5,653,830
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years which Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,537)	(749,587)	517,177	773,605
Non-PEO NEO | Fair Value of Awards Granted and Vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,694	0	0	0
Non-PEO NEO | Fair Value of Awards Granted in Prior Fiscal Years and Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (534,509)	$ 0	$ 0	$ 0